Share Purchase Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share Purchase Warrants
7. Share Purchase Warrants

The following table summarizes the continuity schedule of the Company’s share purchase warrants:

	Number of warrants	Weighted average exercise price

Balance, December 31, 2019	4,527,614	0.18
Issued	-	-
Adjusted for triggered down-round provisions	315,521,528	0.00
Exercised	(63,623,768)	0.00
Expired	(500,000)	0.12
Balance, June 30, 2020	255,925,374	$0.00

As of June 30, 2020, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiration date
2,222,222	$0.23	February 23, 2022
252,672,760	$0.00	September 23, 2024
980,392	$0.15	December 2, 2021
50,000	$0.20	January 2, 2022
255,925,374

During the six months ended June 30, 2020, the Company recognized the triggering of the down-round provisions of certain warrants associated with the convertible debt instruments issued in 2019.  As a result, reset the exercise price and increased the number of warrant shares accordingly.  As of June 30, 2020, the new exercise price for the warrants is $0.000245 per share.  Per the relevant accounting guidance, the Company valued the warrants before and after each triggering event and recorded the total increase in value as a deemed dividend to the warrant holder with an offset to additional paid in capital.  For the six months ended June 30, 2020, the increase in value of the warrants due to the triggering events totaled $370,726 and was properly included in the Company’s earnings per share amounts on the accompanying statement of operations.

The following table summarizes the activity of the Company’s share purchase warrants:

	Number of warrants	Weighted average exercise price

Balance, January 1, 2018	4,237,913	$0.19
Issued	500,000	0.12
Expired	(838,240)	0.23
Balance, December 31, 2018	3,899,673	0.20
Issued	775,000	0.10
Expired	(147,059)	0.35
Balance, December 31, 2019	4,527,614	$0.18

As of December 31, 2019, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiration date
500,000	$0.12	June 1, 2020
2,222,222	$0.23	February 23, 2022
775,000	$0.10	September 23, 2024
980,392	$0.15	December 2, 2021
50,000	$0.20	January 2, 2022
4,527,614